Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balances at beginning at Dec. 31, 2016	$ 20,000	$ (19,920)	$ (546,850)	$ 1,414	$ (545,356)
Balances at beginning (in shares) at Dec. 31, 2016	20,000,000
Foreign currency translation				(22,329)	(22,329)
Net loss			(188,702)		(188,702)
Balances at ending at Dec. 31, 2017	$ 20,000	(19,920)	(735,552)	(20,915)	(756,387)
Balances at ending (in shares) at Dec. 31, 2017	20,000,000
Recap of EPHS Holdings, Inc.	$ 113,601	(120,199)			(6,598)
Recap of EPHS Holdings, Inc. Shares	113,600,892
Debt forgiveness by shareholders		812,113			812,113
Capital contribution		219,796			219,796
Foreign currency translation				(10,564)	(10,564)
Net loss			(98,357)		(98,357)
Balances at ending at Mar. 31, 2018	$ 133,601	891,790	(833,909)	(31,479)	160,003
Balances at ending (in shares) at Mar. 31, 2018	133,600,892
Balances at beginning at Dec. 31, 2017	$ 20,000	(19,920)	(735,552)	(20,915)	(756,387)
Balances at beginning (in shares) at Dec. 31, 2017	20,000,000
Foreign currency translation					(13,895)
Net loss					(178,785)
Balances at ending at Jun. 30, 2018	$ 133,626	936,690	(914,337)	(34,810)	121,169
Balances at ending (in shares) at Jun. 30, 2018	133,625,892
Balances at beginning at Dec. 31, 2017	$ 20,000	(19,920)	(735,552)	(20,915)	(756,387)
Balances at beginning (in shares) at Dec. 31, 2017	20,000,000
Recap of EPHS Holdings, Inc.	$ 113,601	10,898			124,499
Recap of EPHS Holdings, Inc. Shares	113,600,892
Debt forgiveness by shareholders		812,113			812,113
Issuance of common stock	$ 4,649	(4,649)
Issuance of common stock Shares	4,648,700
Issuance of common stock for consulting services	$ 25	6,225			6,250
Issuance of common stock for consulting services Shares	25,000
Issuance of common stock for settlement of bills	$ 25	9,975			10,000
Issuance of common stock for settlement of bills Shares	25,000
Cancellation of common stock	$ (75,000)	75,000
Cancellation of common stock Shares	(75,000,000)
Capital contribution		949,611			949,611
Foreign currency translation				(22,834)	(22,834)
Net loss			(533,475)		(533,475)
Balances at ending at Dec. 31, 2018	$ 63,300	1,839,253	(1,269,027)	(43,749)	589,777
Balances at ending (in shares) at Dec. 31, 2018	63,299,592
Balances at beginning at Mar. 31, 2018	$ 133,601	891,790	(833,909)	(31,479)	160,003
Balances at beginning (in shares) at Mar. 31, 2018	133,600,892
Issuance of common stock for consulting services	$ 25	(25)
Issuance of common stock for consulting services Shares	25,000
Capital contribution		44,925			44,925
Foreign currency translation				(3,331)	(3,332)
Net loss			(80,428)		(80,428)
Balances at ending at Jun. 30, 2018	$ 133,626	936,690	(914,337)	(34,810)	121,169
Balances at ending (in shares) at Jun. 30, 2018	133,625,892
Balances at beginning at Dec. 31, 2018	$ 63,300	1,839,253	(1,269,027)	(43,749)	589,777
Balances at beginning (in shares) at Dec. 31, 2018	63,299,592
Issuance of common stock	$ 761	(761)
Issuance of common stock Shares	761,036
Acquisition of MVC	$ 8,100	402,702			410,802
Acquisition of MVC Shares	8,100,000
Capital contribution		421,150			421,150
Foreign currency translation				(6,082)	(6,082)
Net loss			(212,825)		(212,825)
Balances at ending at Mar. 31, 2019	$ 72,161	2,662,344	(1,481,852)	(49,831)	1,202,822
Balances at ending (in shares) at Mar. 31, 2019	72,160,628
Balances at beginning at Dec. 31, 2018	$ 63,300	1,839,253	(1,269,027)	(43,749)	589,777
Balances at beginning (in shares) at Dec. 31, 2018	63,299,592
Foreign currency translation					18,169
Net loss					(2,185,370)
Balances at ending at Jun. 30, 2019	$ 74,411	4,316,094	(3,454,397)	(25,580)	910,528
Balances at ending (in shares) at Jun. 30, 2019	74,410,628
Balances at beginning at Mar. 31, 2019	$ 72,161	2,662,344	(1,481,852)	(49,831)	1,202,822
Balances at beginning (in shares) at Mar. 31, 2019	72,160,628
Issuance of bonus shares	$ 2,250	1,653,750			1,656,000
Issuance of bonus shares Shares	2,250,000
Foreign currency translation				24,251	24,251
Net loss			(1,972,545)		(1,972,545)
Balances at ending at Jun. 30, 2019	$ 74,411	$ 4,316,094	$ (3,454,397)	$ (25,580)	$ 910,528
Balances at ending (in shares) at Jun. 30, 2019	74,410,628